Investment Objectives and Goals	Dec. 18, 2024
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Global Core Equity Fund
INVESCO V.I. GLOBAL CORE EQUITY FUND | INVESCO V.I. GLOBAL CORE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Invesco V.I. Global Core Equity Fund